Quarterly Holdings Report
for
Fidelity® Real Estate Equity Central Fund
December 31, 2024
REE-NPRT1-0225
1.9862251.110
Common Stocks - 99.1%
	Shares	Value ($)
UNITED STATES - 99.1%
Real Estate - 99.1%
Health Care REITs - 12.1%
Ventas Inc	1,161,494	68,400,382
Welltower Inc	406,666	51,252,116
		119,652,498
Hotel & Resort REITs - 2.3%
Ryman Hospitality Properties Inc	215,900	22,527,006
Industrial REITs - 14.8%
Americold Realty Trust Inc	482,900	10,334,060
EastGroup Properties Inc	105,100	16,867,499
Prologis Inc	936,637	99,002,531
Terreno Realty Corp	343,216	20,297,794
		146,501,884
Office REITs - 2.4%
Douglas Emmett Inc (a)	1,297,600	24,083,456
Real Estate Management & Development - 2.3%
CBRE Group Inc Class A (b)	91,400	11,999,906
Zillow Group Inc Class C (b)	141,800	10,500,289
		22,500,195
Residential REITs - 17.9%
Equity LifeStyle Properties Inc	135,500	9,024,300
Essex Property Trust Inc	135,419	38,653,999
Invitation Homes Inc	1,033,440	33,039,077
Mid-America Apartment Communities Inc	223,400	34,530,938
Sun Communities Inc	261,900	32,205,843
UDR Inc	672,082	29,175,080
		176,629,237
Retail REITs - 17.2%
Agree Realty Corp	172,300	12,138,535
Curbline Properties Corp	1,019,400	23,670,468
Federal Realty Investment Trust	167,600	18,762,820
FrontView REIT Inc	139,700	2,532,761
Macerich Co/The	1,147,900	22,866,168
NNN REIT Inc	635,400	25,956,090
SITE Centers Corp	478,950	7,323,146
Tanger Inc	894,600	30,532,698
Urban Edge Properties	1,217,700	26,180,550
		169,963,236
Specialized REITs - 30.1%
American Tower Corp	48,100	8,822,021
CubeSmart	919,019	39,379,964
Digital Realty Trust Inc	188,500	33,426,705
Equinix Inc	118,938	112,145,451
Four Corners Property Trust Inc	1,234,000	33,490,760
Lamar Advertising Co Class A	146,559	17,842,093
Public Storage Operating Co	171,400	51,324,016
		296,431,010
TOTAL REAL ESTATE		978,288,522

TOTAL COMMON STOCKS (Cost $816,974,373)		978,288,522

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.36	4,779,016	4,779,972
Fidelity Securities Lending Cash Central Fund (c)(d)	4.35	7,599	7,600
TOTAL MONEY MARKET FUNDS (Cost $4,787,572)			4,787,572

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $821,761,945)	983,076,094
NET OTHER ASSETS (LIABILITIES) - 0.4%	3,612,266
NET ASSETS - 100.0%	986,688,360

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	10,789,858	24,670,105	30,679,991	77,554	-	-	4,779,972	4,779,016	0.0%
Fidelity Securities Lending Cash Central Fund	7,200	3,903,254	3,902,854	803	-	-	7,600	7,599	0.0%
Total	10,797,058	28,573,359	34,582,845	78,357	-	-	4,787,572	4,786,615

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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